Intangible Assets, Net and Goodwill - Summary of Analysis of Intangible Assets (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Licenses and rights of use [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		$ 130,267,745		$ 118,481,097		$ 111,432,979
Acquisitions		2,656,914		24,406,905		15,079,714
Acquisitions in business combinations		95,147				4,436,313
Disposals and other		(349,118)	[1]	2,041,443	[2]	1,337,178
Amortization of the year		(13,323,410)	[3]	(14,387,511)		(14,002,802)	[4]
Effect of translation of foreign subsidiaries		(6,222,914)		(274,189)		197,715
Balance at end of year		113,124,364		130,267,745		118,481,097
Licenses and rights of use [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		266,057,690		253,090,161		246,100,862
Acquisitions		2,656,914		24,406,905		15,079,714
Acquisitions in business combinations		95,147				4,436,313
Disposals and other		(1,785,196)	[1]	(4,427,685)	[2]	1,502,981
Effect of translation of foreign subsidiaries		(11,475,085)		(7,011,691)		(14,029,709)
Balance at end of year		255,549,470		266,057,690		253,090,161
Licenses and rights of use [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(135,789,945)		(134,609,064)		(134,667,883)
Disposals and other		1,436,078	[1]	6,469,128	[2]	(165,803)
Amortization of the year		(13,323,410)	[3]	(14,387,511)		(14,002,802)	[4]
Effect of translation of foreign subsidiaries		5,252,171		6,737,502		14,227,424
Balance at end of year		(142,425,106)		(135,789,945)		(134,609,064)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		3,292,163		3,777,418		3,488,709
Acquisitions		183,631		75,100		162,309
Acquisitions in business combinations		40,412				12,110
Disposals and other		(66,000)	[1]	(326,949)	[2]	(132,028)
Amortization of the year		(110,974)	[3]	(140,205)		(168,975)	[4]
Effect of translation of foreign subsidiaries		(324,675)		(93,201)		415,293
Balance at end of year		3,014,557		3,292,163		3,777,418
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		27,675,853		29,132,365		27,419,008
Acquisitions		183,631		75,100		162,309
Acquisitions in business combinations		40,412				12,110
Disposals and other		(66,000)	[1]	(1,129,666)	[2]	4,000
Effect of translation of foreign subsidiaries		(1,366,541)		(401,946)		1,534,938
Balance at end of year		26,467,355		27,675,853		29,132,365
Trademarks [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(24,383,690)		(25,354,947)		(23,930,299)
Disposals and other				802,717	[2]	(136,028)
Amortization of the year		(110,974)	[3]	(140,205)		(168,975)	[4]
Effect of translation of foreign subsidiaries		1,041,866		308,745		(1,119,645)
Balance at end of year		(23,452,798)		(24,383,690)		(25,354,947)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		3,361,164		4,153,661		3,099,381
Acquisitions		22,842		229,936		1,935
Acquisitions in business combinations		2,863,765				2,689,718
Disposals and other		(18)	[1]	(302,666)	[2]	(850,852)
Amortization of the year		(954,256)	[3]	(707,500)		(808,293)	[4]
Effect of translation of foreign subsidiaries		(435,824)		(12,267)		21,772
Balance at end of year		4,857,673		3,361,164		4,153,661
Customer relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		24,570,126		29,579,266		22,875,011
Acquisitions		22,842		229,936		1,935
Acquisitions in business combinations		2,863,765				2,689,718
Disposals and other				(4,133,408)	[2]	(5,763)
Effect of translation of foreign subsidiaries		(3,267,041)		(1,105,668)		4,018,365
Balance at end of year		24,189,692		24,570,126		29,579,266
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(21,208,962)		(25,425,605)		(19,775,630)
Disposals and other		(18)	[1]	3,830,742	[2]	(845,089)
Amortization of the year		(954,256)	[3]	(707,500)		(808,293)	[4]
Effect of translation of foreign subsidiaries		2,831,217		1,093,401		(3,996,593)
Balance at end of year		(19,332,019)		(21,208,962)		(25,425,605)
Software licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		4,813,462		5,067,698		5,103,367
Acquisitions		5,108,485		2,659,704		2,445,784
Acquisitions in business combinations		14,205				36
Disposals and other		179,333	[1]	(2,315)	[2]	(471,812)
Amortization of the year		(2,645,400)	[3]	(2,738,978)		(2,667,870)	[4]
Effect of translation of foreign subsidiaries		(767,493)		(172,647)		658,193
Balance at end of year		6,702,592		4,813,462		5,067,698
Software licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		15,251,136		17,301,146		13,104,110
Acquisitions		5,108,485		2,660,330		2,445,784
Acquisitions in business combinations		14,205				36
Disposals and other		(797,084)	[1]	(3,484,755)	[2]	(2,485,429)
Effect of translation of foreign subsidiaries		(3,358,767)		(1,225,585)		4,236,645
Balance at end of year		16,217,975		15,251,136		17,301,146
Software licenses [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(10,437,674)		(12,233,448)		(8,000,743)
Acquisitions				(626)
Disposals and other		976,417	[1]	3,482,440	[2]	2,013,617
Amortization of the year		(2,645,400)	[3]	(2,738,978)		(2,667,870)	[4]
Effect of translation of foreign subsidiaries		2,591,274		1,052,938		(3,578,452)
Balance at end of year		(9,515,383)		(10,437,674)		(12,233,448)
Content rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		1,491,230		1,977,093		2,044,953
Acquisitions		874,961		818,436		1,570,415
Disposals and other		(260,416)	[1]	(429,415)	[2]	(313,942)
Amortization of the year		(881,352)	[3]	(899,666)		(1,440,749)	[4]
Effect of translation of foreign subsidiaries		(30,187)		24,782		116,416
Balance at end of year		1,194,236		1,491,230		1,977,093
Content rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		13,002,320		12,036,312		10,160,182
Acquisitions		874,961		818,436		1,570,415
Disposals and other		(263,798)	[1]	(281,747)	[2]	(313,942)
Effect of translation of foreign subsidiaries		(830,079)		429,319		619,657
Balance at end of year		12,783,404		13,002,320		12,036,312
Content rights [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(11,511,090)		(10,059,219)		(8,115,229)
Disposals and other		3,382	[1]	(147,668)	[2]
Amortization of the year		(881,352)	[3]	(899,666)		(1,440,749)	[4]
Effect of translation of foreign subsidiaries		799,892		(404,537)		(503,241)
Balance at end of year		(11,589,168)		(11,511,090)		(10,059,219)
Intangibles, net [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		143,225,764		133,456,967		125,169,389
Acquisitions		8,846,833		28,190,081		19,260,157
Acquisitions in business combinations		3,013,529				7,138,177
Disposals and other		(496,219)	[1]	980,098	[2]	(431,456)
Amortization of the year		(17,915,392)	[3]	(18,873,860)		(19,088,689)	[4]
Effect of translation of foreign subsidiaries		(7,781,093)		(527,522)		1,409,389
Balance at end of year		128,893,422		143,225,764		133,456,967
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		136,578,194		143,052,859		152,899,801
Acquisitions		14,447,186
Acquisitions in business combinations		280,192				(7,014,120)	[5]
Disposals and other		(2,230,610)	[1]	(3,516,287)	[2]	(537,343)
Amortization of the year	[3],[6]	(149,696)
Effect of translation of foreign subsidiaries		(7,803,901)		(2,958,378)		(2,295,479)
Balance at end of year		$ 141,121,365		$ 136,578,194		$ 143,052,859

[1]	Includes the transaction related to Panama and Chile disposal.
[2]	Includes disposals related to the sale of TracFone.
[3]	Includes the discontinued operations of Panama and the Claro Chile, SpA joint venture. See Note 2, Ac.
[4]	Restated for discontinued operations of TracFone, Panama and the Claro Chile, SpA joint venture. See Note 2Ac.
[5]	Corresponds to adjustments in Purchase Price allocation values, mainly for the spectrum licenses, in subsidiaries acquired during 2019.
[6]	Impairment